Debt (Deferred Financing Fees) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2015	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Debt [Abstract]
Total deferred finance fees, net	$ 102.4	$ 110.0		$ 110.0		$ 102.4	$ 121.2
Amortization of deferred finance fees		$ 5.0	$ 5.2	9.5	$ 10.3	19.0	23.5	$ 23.5
Debt issuance costs capitalized, senior notes issuance	31.0					31.0
Deferred finance fees capitalized related to debt modifications							12.1	27.6
Unamortized deferred financing fees and discounts expensed related to extinguishment of debt						34.8	5.2	1.3
Costs incurred related to modifications of debt							20.9	$ 11.9
Debt discounts, net of permiums and accumulated amortization	$ 15.8			$ 18.7		$ 15.8	$ 37.4